S000068732 [Member] Investment Strategy - iShares ESG Aware 80/20 Aggressive Allocation ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own respective underlying indexes each of which takes into account ESG characteristics. The Underlying Funds invest primarily in companies or issuers that exhibit positive environmental, social and governance (“ESG”) characteristics, as identified by the index provider of each Underlying Fund in distinct asset classes, such as large-, mid- or small-capitalization U.S. or non-U.S. equity, and the broad U.S. dollar-denominated investment-grade bond market; each such asset class has its own risk profile.
The BlackRock ESG Aware Aggressive Allocation Index (the “Underlying Index”) is composed of a portfolio of ESG-oriented equity and fixed income Underlying Funds and measures the performance of BlackRock Index Services, LLC’s (the “Index Provider” or “BIS”) fixed allocation strategy that is intended to represent an “aggressive” risk profile with an 80% allocation to equities and 20% allocation to fixed income, as defined by BIS. BIS’s estimation of an aggressive risk profile may differ from your own. The Underlying Index is rebalanced semi-annually after the market close on the last business day of April and October.
At each rebalance, the Underlying Index includes a fixed allocation of 80% of its assets in Underlying Funds that invest primarily in equity securities and 20% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds. At each rebalance, the Fund adjusts its portfolio to align with the 80% allocation to equity and the 20% allocation to fixed income prescribed by the Index Provider. The Fund’s allocation to equity and fixed income may fluctuate due to changes in the market value of the Fund’s assets. As of July 31, 2025, the Fund invested approximately 81.90% of its assets in Underlying Funds that invest primarily in equity securities, approximately 18.00% of its assets in Underlying Funds that invest primarily in U.S. dollar-denominated investment-grade bonds, and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Underlying Index included the iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Aware MSCI EM ETF and iShares ESG Aware U.S. Aggregate Bond ETF. As of July 31, 2025, a significant portion of the Underlying Index is represented indirectly by securities of companies in the financials and information technology industries or sectors. The components of the Underlying Index may change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by the Index Provider, an affiliated person of the Fund and of BFA, the Fund's investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.